Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Year Ended December 31	2020	2019
Income before income taxes - consolidated	$699	$812
Statutory income tax rate (%)	24.0	26.5
Expected taxes at statutory rates	$168	$215
Add (deduct) the tax effect of:
Permanent differences	$2	$11
Statutory and other rate differences	9	(52)
Rate adjustment for change in tax rates	—	(11)
Deferred income tax recovery on regulated assets	(15)	(25)
Tax differences on divestitures and transactions	(33)	(159)
Change in valuation allowance	(2)	(11)
Other	(2)	4
	$127	$(28)
Income tax provision
Current	$1	$63
Deferred	126	(91)
	$127	$(28)
Effective income tax rate (%)	18.2	(3.4)

Schedule of Deferred Income Tax Liabilities
Net deferred income tax liabilities were composed of the following:

As at	December 31, 2020	December 31, 2019
PP&E and intangible assets	$1,645	$1,450
Regulatory assets	(229)	(204)
Tax pools, deferred financing, and compensation	(208)	(138)
Other	(94)	(161)
Valuation allowance	4	12
	$1,118	$959

Schedule of Uncertain Tax Positions
Management determined that the following provision was required for uncertainty on income taxes during the year:

Year ended December 31	2020	2019
Balance, beginning of year	$2	$2
Gross increases for tax positions of prior year	21	—
Lapses of statute of limitations	(2)	—
Balance, end of year	$21	$2